Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance
The following table and supporting narrative contain information regarding compensation paid to our NEOs and the relationship to company performance.
Pay Versus Performance Table
Year (1)	Summary Compensation Table Total for Jensen (Former PEO) ($)	Compensation Actually Paid to Jensen (Former PEO) ($) (2)(3)	Summary Compensation Table Total for Heissenbuttel (Current PEO) ($)	Compensation Actually Paid to Heissenbuttel (Current PEO) ($) (2)(3)			Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Cash G&A Expense ($) (5)
					Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($) (2)(3)	TSR ($)	Peer Group TSR ($) (4)
2022	$0	$0	$3,060,540	$3,540,577	$1,340,295	$1,519,307	114.3	151.2	$238,981,683	$25,636,590
2021 Stub	$0	$0	$3,148,212	$2,698,385	$1,253,741	$1,098,874	105.4	162.4	$138,338,721	$11,944,744
2021	$0	$0	$3,042,284	$2,498,478	$1,403,420	$1,160,025	113.6	171.4	$302,532,476	$22,657,145
2020	$4,141,033	$5,618,723	$2,403,556	$3,001,054	$1,223,674	$1,123,128	122.5	154.8	$199,343,108	$21,078,698

1.
For each of calendar year 2022, the six-month transition period ended December 31, 2021, and the fiscal year ended June 30, 2021, our principal executive officer (“PEO”) was Mr. Heissenbuttel and our non-PEO NEOs were Messrs. Isto, Breeze, Libner and Shefman. For the fiscal year ended June 30, 2020, our PEO included Mr. Jensen (our former President and CEO) from July 1, 2019, until his retirement on January 2, 2020, and Mr. Heissenbuttel from January 2, 2020, until June 30, 2020. Also, for the fiscal year ended June 30, 2020, our non-PEO NEOs included Mr. Kirchhoff  (our former General Counsel and Corporate Secretary) from July 1, 2019, until his retirement on January 2, 2020, and each of Messrs. Isto, Breeze, Libner and Shefman.

2.
The valuation of stock options uses the Black-Scholes-Merton methodology, and the valuation of performance shares uses a Monte Carlo valuation model. See Note 9 — Stock-Based Compensation in Item 8 — Financial Statements and Supplementary Data in the 2022 Form 10-K.
3.
Adjustments to Total Compensation from the Summary Compensation Table to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) to Mr. Jensen as PEO, Mr. Heissenbuttel as PEO and to our non-PEO NEOs are as detailed in Annex A to this report.

4.
TSR comparison for all periods is to the PHLX Gold and Silver Index.

5.
Adjusted Cash G&A Expense, which is a non-GAAP financial measure, is calculated as our G&A Expense less (a) non-cash employee stock compensation expense and (b) litigation expense.

Calculation of SEC CAP
	PEO — JENSEN	PEO — HEISSENBUTTEL				Non-PEO NEO Average
Adjustments	2020	2022	2021 STUB	2021	2020	2022	2021 STUB	2021	2020
Summary Compensation Table Total	$4,141,033	$3,060,540	$3,148,212	$3,042,284	$2,403,556	$1,340,295	$1,253,741	$1,403,420	$1,223,674
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	$(1,298,851)	$(2,303,817)	$(1,133,532)	$(842,551)	$(461,867)	$(805,984)	$(445,980)	$(385,533)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$—	$—	$—	$(635,796)	$(413,142)	$—	$—	$(250,379)	$(185,426)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	$1,211,452	$2,002,130	$1,269,313	$1,198,724	$430,770	$700,439	$499,547	$424,309
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	$—	$—	$72,685	$—	$—	$—	$28,658	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$(117,491)	$450,092	$(309,326)	$(441,433)	$324,055	$155,472	$(136,617)	$(201,079)	$108,236
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$1,578,106	$88,499	$153,336	$308,068	$315,216	$42,553	$83,256	$118,294	$158,272
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—	$—	$—	$—	$—	$—	$—	$—	$(227,170)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$17,076	$28,845	$7,850	$16,889	$15,195	$12,084	$4,039	$7,545	$6,765
SEC CAP	$5,618,723	$3,540,577	$2,698,385	$2,498,478	$3,001,054	$1,519,307	$1,098,874	$1,160,025	$1,123,128

Company Selected Measure Name		Adjusted Cash G&A Expense
Named Executive Officers, Footnote [Text Block]
1.
For each of calendar year 2022, the six-month transition period ended December 31, 2021, and the fiscal year ended June 30, 2021, our principal executive officer (“PEO”) was Mr. Heissenbuttel and our non-PEO NEOs were Messrs. Isto, Breeze, Libner and Shefman. For the fiscal year ended June 30, 2020, our PEO included Mr. Jensen (our former President and CEO) from July 1, 2019, until his retirement on January 2, 2020, and Mr. Heissenbuttel from January 2, 2020, until June 30, 2020. Also, for the fiscal year ended June 30, 2020, our non-PEO NEOs included Mr. Kirchhoff  (our former General Counsel and Corporate Secretary) from July 1, 2019, until his retirement on January 2, 2020, and each of Messrs. Isto, Breeze, Libner and Shefman.

Peer Group Issuers, Footnote [Text Block]		4. TSR comparison for all periods is to the PHLX Gold and Silver Index.
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Adjustments to Total Compensation from the Summary Compensation Table to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) to Mr. Jensen as PEO, Mr. Heissenbuttel as PEO and to our non-PEO NEOs are as detailed in Annex A to this report.
Calculation of SEC CAP
	PEO — JENSEN	PEO — HEISSENBUTTEL				Non-PEO NEO Average
Adjustments	2020	2022	2021 STUB	2021	2020	2022	2021 STUB	2021	2020
Summary Compensation Table Total	$4,141,033	$3,060,540	$3,148,212	$3,042,284	$2,403,556	$1,340,295	$1,253,741	$1,403,420	$1,223,674
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	$(1,298,851)	$(2,303,817)	$(1,133,532)	$(842,551)	$(461,867)	$(805,984)	$(445,980)	$(385,533)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$—	$—	$—	$(635,796)	$(413,142)	$—	$—	$(250,379)	$(185,426)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	$1,211,452	$2,002,130	$1,269,313	$1,198,724	$430,770	$700,439	$499,547	$424,309
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	$—	$—	$72,685	$—	$—	$—	$28,658	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$(117,491)	$450,092	$(309,326)	$(441,433)	$324,055	$155,472	$(136,617)	$(201,079)	$108,236
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$1,578,106	$88,499	$153,336	$308,068	$315,216	$42,553	$83,256	$118,294	$158,272
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—	$—	$—	$—	$—	$—	$—	$—	$(227,170)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$17,076	$28,845	$7,850	$16,889	$15,195	$12,084	$4,039	$7,545	$6,765
SEC CAP	$5,618,723	$3,540,577	$2,698,385	$2,498,478	$3,001,054	$1,519,307	$1,098,874	$1,160,025	$1,123,128

Non-PEO NEO Average Total Compensation Amount	$ 1,253,741	$ 1,340,295	$ 1,403,420	$ 1,223,674
Non-PEO NEO Average Compensation Actually Paid Amount	1,098,874	$ 1,519,307	1,160,025	1,123,128
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
Adjustments to Total Compensation from the Summary Compensation Table to arrive at compensation actually paid pursuant to SEC rules (“SEC CAP”) to Mr. Jensen as PEO, Mr. Heissenbuttel as PEO and to our non-PEO NEOs are as detailed in Annex A to this report.
Calculation of SEC CAP
	PEO — JENSEN	PEO — HEISSENBUTTEL				Non-PEO NEO Average
Adjustments	2020	2022	2021 STUB	2021	2020	2022	2021 STUB	2021	2020
Summary Compensation Table Total	$4,141,033	$3,060,540	$3,148,212	$3,042,284	$2,403,556	$1,340,295	$1,253,741	$1,403,420	$1,223,674
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$—	$(1,298,851)	$(2,303,817)	$(1,133,532)	$(842,551)	$(461,867)	$(805,984)	$(445,980)	$(385,533)
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	$—	$—	$—	$(635,796)	$(413,142)	$—	$—	$(250,379)	$(185,426)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	$—	$1,211,452	$2,002,130	$1,269,313	$1,198,724	$430,770	$700,439	$499,547	$424,309
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$—	$—	$—	$72,685	$—	$—	$—	$28,658	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	$(117,491)	$450,092	$(309,326)	$(441,433)	$324,055	$155,472	$(136,617)	$(201,079)	$108,236
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	$1,578,106	$88,499	$153,336	$308,068	$315,216	$42,553	$83,256	$118,294	$158,272
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	$—	$—	$—	$—	$—	$—	$—	$—	$(227,170)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	$17,076	$28,845	$7,850	$16,889	$15,195	$12,084	$4,039	$7,545	$6,765
SEC CAP	$5,618,723	$3,540,577	$2,698,385	$2,498,478	$3,001,054	$1,519,307	$1,098,874	$1,160,025	$1,123,128

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The following table alphabetically lists the financial performance measures we believe were most important in linking compensation actually paid to NEOs to company performance during 2022.
Most Important Financial Performance Measures for 2022
Adjusted Cash G&A Expense
Net GEO Production
TSR

Total Shareholder Return Amount	105.4	$ 114.3	113.6	122.5
Peer Group Total Shareholder Return Amount	162.4	151.2	171.4	154.8
Net Income (Loss)	$ 138,338,721	$ 238,981,683	$ 302,532,476	$ 199,343,108
Company Selected Measure Amount	11,944,744	25,636,590	22,657,145	21,078,698
PEO Name		Mr. Heissenbuttel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Cash G&A Expense
Non-GAAP Measure Description [Text Block]		5. Adjusted Cash G&A Expense, which is a non-GAAP financial measure, is calculated as our G&A Expense less (a) non-cash employee stock compensation expense and (b) litigation expense.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net GEO Production
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		TSR
Jensen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 4,141,033
PEO Actually Paid Compensation Amount	0	0	0	5,618,723
Jensen [Member] | Change In Fair Value As Of FY Versus Prior FY Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(117,491)
Jensen [Member] | Change In Fair Value As Of Vesting Date Versus Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,578,106
Jensen [Member] | Dividends Or Other Earnings Paid On Equity Awards During FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				17,076
Heissenbuttel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	3,148,212	3,060,540	3,042,284	2,403,556
PEO Actually Paid Compensation Amount	2,698,385	3,540,577	2,498,478	3,001,054
Heissenbuttel [Member] | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,303,817)	(1,298,851)	(1,133,532)	(842,551)
Heissenbuttel [Member] | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(635,796)	(413,142)
Heissenbuttel [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,002,130	1,211,452	1,269,313	1,198,724
Heissenbuttel [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			72,685
Heissenbuttel [Member] | Change In Fair Value As Of FY Versus Prior FY Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(309,326)	450,092	(441,433)	324,055
Heissenbuttel [Member] | Change In Fair Value As Of Vesting Date Versus Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,336	88,499	308,068	315,216
Heissenbuttel [Member] | Dividends Or Other Earnings Paid On Equity Awards During FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,850	28,845	16,889	15,195
Non-PEO NEO [Member] | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(805,984)	(461,867)	(445,980)	(385,533)
Non-PEO NEO [Member] | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(250,379)	(185,426)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,439	430,770	499,547	424,309
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			28,658
Non-PEO NEO [Member] | Change In Fair Value As Of FY Versus Prior FY Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(136,617)	155,472	(201,079)	108,236
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Versus Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,256	42,553	118,294	158,272
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(227,170)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards During FY Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,039	$ 12,084	$ 7,545	$ 6,765